LOANS PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF LOANS PAYABLE

Loan activity consisted of the following:

For the period ended	December 31, 2025	March 31, 2025
Balance, beginning of the year	$139,039	$140,904
Repayment	(1,938)	(7,106)
Interest expense	3,935	5,241
Balance, end of the period	$141,036	$139,039

Loan activity consisted of the following:

For the year ended	March 31, 2025	March 31, 2024
Balance, beginning of the year	$140,904	$143,331
Repayment	(7,106)	(7,752)
Interest expense	5,241	5,325
Balance, end of the year	$139,039	$140,904